Condensed Consolidating Financial Information (Tables)	6 Months Ended
Jun. 30, 2013
Condensed Consolidating Balance Sheets

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

AS OF JUNE 30, 2013

($ in Thousands, Except Share and Per Share Data)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$8,304	$2,262	$58,628	$0	$69,194
Accounts Receivable	25,352	3,528	0	(868)	28,012
Taxes Receivable	0	0	1,396	0	1,396
Short-Term Derivative Instruments	8,410	0	0	0	8,410
Inventory, Prepaid Expenses and Other	1,251	24	9	0	1,284

Total Current Assets	43,317	5,814	60,033	(868)	108,296
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	600,633	0	0	(1,902)	598,731
Unevaluated Oil and Gas Properties	178,958	0	0	0	178,958
Other Property and Equipment	52,672	6,744	0	0	59,416
Wells and Facilities in Progress	100,012	4,999	0	(260)	104,751
Pipelines	6,958	0	0	0	6,958

Total Property and Equipment	939,233	11,743	0	(2,162)	948,814
Less: Accumulated Depreciation, Depletion and Amortization	(166,193)	(1,251)	0	211	(167,233)

Net Property and Equipment	773,040	10,492	0	(1,951)	781,581
Deferred Financing Costs and Other Assets – Net	2,721	170	9,734	0	12,625
Equity Method Investments	18,823	0	0	0	18,823
Intercompany Receivables	2,147	0	521,407	(523,554)	0
Investment in Subsidiaries – Net	4,442	2,397	222,558	(229,397)	0
Long-Term Derivative Instruments	1,777	0	0	0	1,777

Total Assets	$846,267	$18,873	$813,732	$(755,770)	$923,102

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts Payable	$38,310	$1,905	$0	$(869)	$39,346
Accrued Expenses	32,070	1,650	3,082	0	36,802
Short-Term Derivative Instruments	1,554	0	0	0	1,554
Current Deferred Tax Liability	0	0	968	0	968

Total Current Liabilities	71,934	3,555	4,050	(869)	78,670
8.875% Senior Notes Due 2020	0	0	350,000	0	350,000
Premium (Discount) on Senior Notes – Net	0	0	3,245	0	3,245
Senior Secured Line of Credit and Long-Term Debt	298	2,377	0	0	2,675
Long-Term Derivative Instruments	420	0	0	0	420
Long-Term Deferred Tax Liability	0	0	30,339	0	30,339
Other Deposits and Liabilities	5,472	0	0	0	5,472
Future Abandonment Cost	26,168	4	0	0	26,172
Intercompany Payables	450,093	73,461	0	(523,554)	0

Total Liabilities	554,385	79,397	387,634	(524,423)	496,993
Stockholders’ Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,578,394 shares issued and outstanding on June 30, 2013	0	0	52	0	52
Additional Paid-In Capital	177,140	4,151	453,310	(181,474)	453,127
Accumulated Earnings (Deficit)	114,742	(65,642)	(27,264)	(50,526)	(28,690)

Rex Energy Stockholders’ Equity	291,882	(61,491)	426,098	(232,000)	424,489
Noncontrolling Interests	0	967	0	653	1,620

Total Stockholders’ Equity	291,882	(60,524)	426,098	(231,347)	426,109
Total Liabilities and Stockholders’ Equity	$846,267	$18,873	$813,732	$(755,770)	$923,102

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

AS OF DECEMBER 31, 2012

($ in Thousands, Except Share and Per Share Data)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$4,227	$824	$38,924	$0	$43,975
Accounts Receivable	26,490	3,367	0	(4,877)	24,980
Taxes Receivable	0	0	6,429	0	6,429
Short-Term Derivative Instruments	12,005	0	0	0	12,005
Assets Held For Sale	0	2,279	0	0	2,279
Inventory, Prepaid Expenses and Other	1,277	13	26	0	1,316

Total Current Assets	43,999	6,483	45,379	(4,877)	90,984
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	486,706	0	0	(1,258)	485,448
Unevaluated Oil and Gas Properties	165,503	0	0	0	165,503
Other Property and Equipment	45,613	4,455	0	5	50,073
Wells and Facilities in Progress	88,204	4,780	0	(71)	92,913
Pipelines	6,116	0	0	0	6,116

Total Property and Equipment	792,142	9,235	0	(1,324)	800,053
Less: Accumulated Depreciation, Depletion and Amortization	(145,514)	(674)	0	150	(146,038)

Net Property and Equipment	646,628	8,561	0	(1,174)	654,015
Deferred Financing Costs and Other Assets—Net	2,427	199	7,403	0	10,029
Equity Method Investments	16,978	0	0	0	16,978
Intercompany Receivables	3,795	0	440,269	(444,064)	0
Investment in Subsidiaries—Net	(227)	(232)	193,790	(193,331)	0
Long-Term Derivative Instruments	704	0	0	0	704

Total Assets	$714,304	$15,011	$686,841	$(643,446)	$772,710

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts Payable	$29,818	$1,560	$0	$(244)	$31,134
Accrued Expenses	19,891	1,036	1,494	0	22,421
Short-Term Derivative Instruments	1,389	0	0	0	1,389
Current Deferred Tax Liability	0	0	539	0	539
Liabilities Related to Assets Held For Sale	0	52	0	0	52

Total Current Liabilities	51,098	2,648	2,033	(244)	55,535
8.875% Senior Notes Due 2020	0	0	250,000	0	250,000
Discount on Senior Notes	0	0	(1,742)	0	(1,742)
Senior Secured Line of Credit and Long-Term Debt	26	5,598	0	(4,633)	991
Long-Term Derivative Instruments	1,510	0	0	0	1,510
Long-Term Deferred Tax Liability	0	0	23,625	0	23,625
Other Deposits and Liabilities	5,675	0	0	0	5,675
Future Abandonment Cost	24,822	0	0	0	24,822
Intercompany Payables	367,704	76,360	0	(444,064)	0

Total Liabilities	450,835	84,606	273,916	(448,941)	360,416
Stockholders’ Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	0	0	52	0	52
Additional Paid-In Capital	177,143	(407)	451,062	(176,736)	451,062
Accumulated Deficit	86,326	(69,144)	(38,189)	(18,588)	(39,595)

Rex Energy Stockholders’ Equity	263,469	(69,551)	412,925	(195,324)	411,519
Noncontrolling Interests	0	(44)	0	819	775

Total Stockholders’ Equity	263,469	(69,595)	412,925	(194,505)	412,294

Total Liabilities and Stockholders’ Equity	$714,304	$15,011	$686,841	$(643,446)	$772,710

Condensed Consolidating Statement of Operations

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE THREE MONTHS ENDED JUNE 30, 2013

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$51,444	$0	$0	$0	$51,444
Field Services Revenue	0	5,072	0	(1,232)	3,840
Other Revenue	76	0	0	0	76

TOTAL OPERATING REVENUE	51,520	5,072	0	(1,232)	55,360
OPERATING EXPENSES
Production and Lease Operating Expense	13,090	2	0	0	13,092
General and Administrative Expense	5,970	659	1,153	0	7,782
Loss on Disposal of Asset	1,502	0	0	0	1,502
Impairment Expense	105	0	0	0	105
Exploration Expense	2,225	0	0	0	2,225
Depreciation, Depletion, Amortization and Accretion	12,645	336	0	(38)	12,943
Field Services Operating Expense	0	3,510	0	(862)	2,648
Other Operating Expense	447	0	0	0	447

TOTAL OPERATING EXPENSES	35,984	4,507	1,153	(900)	40,744
INCOME (LOSS) FROM OPERATIONS	15,536	565	(1,153)	(332)	14,616
OTHER INCOME (EXPENSE)
Interest Expense	(22)	(28)	(5,776)	0	(5,826)
Gain on Derivatives, Net	11,741	0	0	0	11,741
Other Income (Expense)	2,235	0	0	(22)	2,213
Loss From Equity Method Investments	(183)	0	0	0	(183)
Income (Loss) From Equity in Consolidated Subsidiaries	(11)	11	17,697	(17,697)	0

TOTAL OTHER INCOME (EXPENSE)	13,760	(17)	11,921	(17,719)	7,945
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	29,296	548	10,768	(18,051)	22,561
Income Tax (Expense) Benefit	(11,964)	(128)	2,972	0	(9,120)

INCOME (LOSS) FROM CONTINUING OPERATIONS	17,332	420	13,740	(18,051)	13,441
Income From Discontinued Operations, Net of Income Taxes	0	520	0	0	520

NET INCOME (LOSS)	17,332	940	13,740	(18,051)	13,961
Net Income Attributable to Noncontrolling Interests	0	221	0	0	221

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$17,332	$719	$13,740	$(18,051)	$13,740

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2013

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$92,384	$0	$0	$0	$92,384
Field Services Revenue	0	13,124	0	(2,779)	10,345
Other Revenue	100	0	0	0	100

TOTAL OPERATING REVENUE	92,484	13,124	0	(2,779)	102,829
OPERATING EXPENSES
Production and Lease Operating Expense	26,487	5	0	0	26,492
General and Administrative Expense	12,033	1,148	2,453	(56)	15,578
Loss on Disposal of Asset	1,493	0	0	0	1,493
Impairment Expense	170	0	0	0	170
Exploration Expense	4,269	0	0	0	4,269
Depreciation, Depletion, Amortization and Accretion	23,559	603	0	(61)	24,101
Field Services Operating Expense	0	8,648	0	(1,945)	6,703
Other Operating Expense	891	0	0	0	891

TOTAL OPERATING EXPENSES	68,902	10,404	2,453	(2,062)	79,697
INCOME (LOSS) FROM OPERATIONS	23,582	2,720	(2,453)	(717)	23,132
OTHER INCOME (EXPENSE)
Interest Expense	(31)	(40)	(9,760)	0	(9,831)
Gain on Derivatives, Net	3,201	0	0	0	3,201
Other Income (Expense)	2,129	0	0	(56)	2,073
Loss From Equity Method Investments	(361)	0	0	0	(361)
Income (Loss) From Equity in Consolidated Subsidiaries	(22)	22	17,856	(17,856)	0

TOTAL OTHER INCOME (EXPENSE)	4,916	(18)	8,096	(17,912)	(4,918)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	28,498	2,702	5,643	(18,629)	18,214
Income Tax (Expense) Benefit	(11,555)	(822)	5,262	0	(7,115)

INCOME (LOSS) FROM CONTINUING OPERATIONS	16,943	1,880	10,905	(18,629)	11,099
Income From Discontinued Operations, Net of Income Taxes	0	460	0	0	460

NET INCOME (LOSS)	16,943	2,340	10,905	(18,629)	11,559
Net Income Attributable to Noncontrolling Interests	0	654	0	0	654

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$16,943	$1,686	$10,905	$(18,629)	$10,905

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE THREE MONTHS ENDED JUNE 30, 2012

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$27,699	$0	$0	$0	$27,699
Field Services Revenue	0	3,342	0	(828)	2,514
Other Revenue	44	0	0	0	44

TOTAL OPERATING REVENUE	27,743	3,342	0	(828)	30,257
OPERATING EXPENSES
Production and Lease Operating Expense	10,969	3	0	0	10,972
General and Administrative Expense	5,109	269	422	(26)	5,774
Loss on Disposal of Asset	69	0	0	0	69
Impairment Expense	271	2	0	0	273
Exploration Expense	1,213	0	0	0	1,213
Depreciation, Depletion, Amortization and Accretion	10,545	98	0	(20)	10,623
Field Services Operating Expense	0	1,844	0	(579)	1,265
Other Operating Income	(33)	0	0	0	(33)

TOTAL OPERATING EXPENSES	28,143	2,216	422	(625)	30,156
INCOME (LOSS) FROM OPERATIONS	(400)	1,126	(422)	(203)	101
OTHER INCOME (EXPENSE)
Interest Expense	(12)	(3)	(1,568)	0	(1,583)
Gain on Derivatives, Net	3,642	0	0	0	3,642
Other Income (Expense)	92,757	0	0	(26)	92,731
Loss From Equity Method Investments	(3,430)	0	0	0	(3,430)
Income (Loss) From Equity in Consolidated Subsidiaries	(8)	8	54,057	(54,057)	0

TOTAL OTHER INCOME (EXPENSE)	92,949	5	52,489	(54,083)	91,360
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	92,549	1,131	52,067	(54,286)	91,461
Income Tax (Expense) Benefit	(35,776)	(346)	854	0	(35,268)

INCOME (LOSS) FROM CONTINUING OPERATIONS	56,773	785	52,921	(54,286)	56,193
Loss From Discontinued Operations, Net of Income Taxes	0	(3,050)	0	0	(3,050)

NET INCOME (LOSS)	56,773	(2,265)	52,921	(54,286)	53,143
Net Income Attributable to Noncontrolling Interests	0	222	0	0	222

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$56,773	$(2,487)	$52,921	$(54,286)	$52,921

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2012

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$59,181	$0	$0	$0	$59,181
Field Services Revenue	0	5,841	0	(1,021)	4,820
Other Revenue	114	0	0	(25)	89

TOTAL OPERATING REVENUE	59,295	5,841	0	(1,046)	64,090
OPERATING EXPENSES
Production and Lease Operating Expense	23,264	8	0	0	23,272
General and Administrative Expense	9,795	446	979	(35)	11,185
Loss on Disposal of Asset	95	0	0	0	95
Impairment Expense	2,998	68	0	0	3,066
Exploration Expense	2,305	0	0	0	2,305
Depreciation, Depletion, Amortization and Accretion	20,046	154	0	(33)	20,167
Field Services Operating Expense	0	3,461	0	(740)	2,721
Other Operating Expense	294	0	0	0	294

TOTAL OPERATING EXPENSES	58,797	4,137	979	(808)	63,105
INCOME (LOSS) FROM OPERATIONS	498	1,704	(979)	(238)	985
OTHER INCOME (EXPENSE)
Interest Expense	(29)	(4)	(3,289)	0	(3,322)
Gain on Derivatives, Net	11,081	0	0	0	11,081
Other Income (Expense)	92,772	0	0	(35)	92,737
Loss From Equity Method Investments	(3,564)	0	0	0	(3,564)
Income (Loss) From Equity in Consolidated Subsidiaries	(28)	28	53,797	(53,797)	0

TOTAL OTHER INCOME (EXPENSE)	100,232	24	50,508	(53,832)	96,932
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	100,730	1,728	49,529	(54,070)	97,917
Income Tax (Expense) Benefit	(39,128)	(533)	1,762	0	(37,899)

INCOME (LOSS) FROM CONTINUING OPERATIONS	61,602	1,195	51,291	(54,070)	60,018
Loss From Discontinued Operations, Net of Income Taxes	0	(8,405)	0	0	(8,405)

NET INCOME (LOSS)	61,602	(7,210)	51,291	(54,070)	51,613
Net Income Attributable to Noncontrolling Interests	0	322	0	0	322

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$61,602	$(7,532)	$51,291	$(54,070)	$51,291

Condensed Consolidated Statement of Cash Flows

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE SIX MONTHS ENDING JUNE 30, 2013

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$16,943	$2,340	$10,905	$(18,629)	$11,559
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss From Equity Method Investments	361	0	0	0	361
Non-Cash Expenses	3	50	2,974	0	3,027
Depreciation, Depletion, Amortization and Accretion	23,559	603	0	(61)	24,101
Deferred Income Tax Expense (Benefit)	11,499	1,135	(5,262)	0	7,372
Unrealized Gain on Derivatives	1,597	0	0	0	1,597
Dry Hole Expense	485	0	0	0	485
(Gain) Loss on Sale of Asset	1,493	(969)	0	0	524
Impairment Expense	170	0	0	0	170
Changes in operating assets and liabilities
Accounts Receivable	85,176	(3,089)	(76,104)	(4,009)	1,974
Inventory, Prepaid Expenses and Other Assets	25	(6)	18	0	37
Accounts Payable and Accrued Expenses	8,503	805	1,480	(435)	10,353
Other Assets and Liabilities	(557)	(5)	0	0	(562)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	149,257	864	(65,989)	(23,134)	60,998
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	(6,704)	1,083	(16,679)	22,300	0
Proceeds from Joint Venture Acreage Management	107	0	0	0	107
Contributions to Equity Method Investments	0	(2,207)	0	0	(2,207)
Proceeds from the Sale and Gas Properties, Prospects and Other Assets	498	3,234	0	0	3,732
Acquisitions of Undeveloped Acreage	(15,704)	(2)	0	0	(15,706)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(122,834)	(1,609)	0	834	(123,609)

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(144,637)	499	(16,679)	23,134	(137,683)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	0	1,750	0	0	1,750
Repayments of Long-Term Debt and Lines of Credit	0	(876)	0	0	(876)
Repayments of Loans and Other Notes Payable	(543)	(243)	0	0	(786)
Proceeds from Senior Notes, net of Discounts and Premiums	0	0	105,000	0	105,000
Debt Issuance Costs	0	0	(2,894)	0	(2,894)
Proceeds from the Exercise of Stock Options	0	0	266	0	266
Purchase of Non-Controlling Interests	0	(150)	0	0	(150)
Distributions by the Partners of Consolidated Subsidiaries	0	(406)	0	0	(406)

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(543)	75	102,372	0	101,904
NET INCREASE IN CASH	4,077	1,438	19,704	0	25,219
CASH – BEGINNING	4,227	824	38,924	0	43,975

CASH – ENDING	$8,304	$2,262	$58,628	$0	$69,194

 REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE SIX MONTHS ENDING JUNE 30, 2012

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$61,602	$(7,210)	$51,291	$(54,070)	$51,613
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss From Equity Method Investments	3,564	0	0	0	3,564
Non-Cash Expense (Income)	(26)	(78)	853	0	749
Depreciation, Depletion, Amortization and Accretion	20,046	154	519	(33)	20,686
Deferred Income Tax Expense (Benefit)	39,128	(29,823)	(1,762)	0	7,543
Unrealized (Gain) Loss on Derivatives	(2,000)	0	0	0	(2,000)
Dry Hole Expense	277	285	0	0	562
(Gain) Loss on Sale of Asset	(92,653)	143	0	0	(92,510)
Impairment Expense	2,998	13,019	0	0	16,017
Changes in operating assets and liabilities
Accounts Receivable	(30,015)	(311)	31,544	71	1,289
Inventory, Prepaid Expenses and Other Assets	220	20	25	0	265
Accounts Payable and Accrued Expenses	(13,441)	(1,022)	24,314	(180)	9,671
Other Assets and Liabilities	(483)	(341)	0	0	(824)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(10,783)	(25,164)	106,784	(54,212)	16,625
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	(3,524)	27,582	(78,270)	54,212	0
Proceeds from Joint Venture Acreage Management	215	0	0	0	215
Contributions to Equity Method Investments	0	(3,552)	0	0	(3,552)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	121,431	1,220	0	0	122,651
Acquisitions of Undeveloped Acreage	(33,338)	7	0	0	(33,331)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(73,740)	(684)	306	0	(74,118)

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	11,044	24,573	(77,964)	54,212	11,865
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	0	500	60,000	0	60,500
Repayments of Long-Term Debt and Lines of Credit	0	0	(155,000)	0	(155,000)
Repayments of Loans and Other Notes Payable	(358)	(39)	0	0	(397)
Debt Issuance Costs	0	0	(98)	0	(98)
Settlement of Tax Withholdings Related to Share-Based Compensation Awards	0	0	(233)	0	(233)
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	0	0	70,583	0	70,583
Purchase of Non-Controlling Interests
Distributions by the Partners of Consolidated Subsidiaries	0	(58)	0	0	(58)

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(358)	403	(24,748)	0	(24,703)
NET INCREASE (DECREASE) IN CASH	(97)	(188)	4,072	0	3,787
CASH – BEGINNING	11,337	409	50	0	11,796

CASH – ENDING	$11,240	$221	$4,122	$0	$15,583